First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments
March 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 45.8%
$15,000,000	U.S. Treasury Bill	(a)	04/16/26	$14,977,368
15,000,000	U.S. Treasury Bill	(a)	04/30/26	14,956,202
15,000,000	U.S. Treasury Bill	(a)	05/14/26	14,934,923
15,000,000	U.S. Treasury Bill	(a)	06/02/26	14,906,828
20,000,000	U.S. Treasury Bill	(a)	06/16/26	19,848,269
	Total U.S. Treasury Bills			79,623,590
	(Cost $79,625,614)

Shares	Description	Value
MONEY MARKET FUNDS — 63.3%
55,077,766	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	55,077,766
55,077,766	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.53% (b)	55,077,766
	Total Money Market Funds	110,155,532
	(Cost $110,155,532)

	Total Investments — 109.1%	189,779,122
	(Cost $189,781,146)
	Net Other Assets and Liabilities — (9.1)%	(15,900,577)
	Net Assets — 100.0%	$173,878,545
Futures Contracts at March 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Brent Crude Oil Futures	198	Apr-2026	$20,586,060	$2,668,526
Cattle Feeder Futures	75	Apr-2026	13,842,187	311,299
Coffee “C” Futures	147	Jul-2026	16,030,350	198,786
Gasoline RBOB Futures	141	Apr-2026	18,973,496	2,492,902
Gold 100 Oz. Futures	34	Jun-2026	15,907,240	37,439
Live Cattle Futures	26	Jun-2026	2,530,060	145,254
LME Aluminium Futures	101	Jun-2026	8,792,404	261,564
LME Zinc Futures	100	Jun-2026	8,107,500	(346,515)
Low Sulphur Gasoil “G” Futures	39	May-2026	4,833,075	258,636
Natural Gas Futures	212	Apr-2026	6,114,080	(367,863)
NY Harbor ULSD Futures	50	Apr-2026	8,638,980	1,534,854
Silver Futures	7	May-2026	2,622,165	(379,947)
Soybean Futures	130	May-2026	7,611,500	59,738
Soybean Meal Futures	539	May-2026	17,053,960	236,681
Soybean Oil Futures	215	May-2026	8,885,520	570,368
			$160,528,577	$7,681,722

Futures Contracts Short
Cocoa Futures	217	Jul-2026	$(7,306,390)	$(357,245)
Copper Futures	27	May-2026	(3,789,450)	(56,575)
Corn Futures	167	May-2026	(3,822,213)	(41,592)
Cotton No. 2 Futures	515	Jul-2026	(18,573,475)	13,810
Kansas City Hard Red Winter Wheat Futures	213	May-2026	(6,768,075)	(795,493)
LME Lead Futures	39	Jun-2026	(1,849,458)	56,850
LME Nickel Futures	42	Jun-2026	(4,305,669)	92,384

First Trust Alternative Absolute Return Strategy ETF (FAAR)
Consolidated Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Futures Contracts at March 31, 2026 (Continued):
Futures Contracts Short	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Sugar #11 (World) Futures	352	Apr-2026	$(6,118,605)	$(382,315)
WTI Crude Futures	140	May-2026	(13,042,400)	33,770
			$(65,575,735)	$(1,436,406)
		Total	$94,952,842	$6,245,316

(a)	Zero coupon security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$79,623,590	$—	$79,623,590	$—
Money Market Funds	110,155,532	110,155,532	—	—
Total Investments	189,779,122	110,155,532	79,623,590	—
Futures Contracts	8,972,861	8,972,861	—	—
Total	$198,751,983	$119,128,393	$79,623,590	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(2,727,545)	$(2,727,545)	$—	$—